Segment information - Reconcile (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment information
Impairment and write-off of assets, net of reversals	€ (90)	€ (39)	€ (241)
Settlement of legal disputes		90
Gain on sale of fixed assets	€ 7	€ 66	€ 3
Customer one
Segment information
Net sales from largest customer (as a percent)	10.00%	11.00%	11.00%
Unallocated items
Segment information
Amortization of acquired intangible assets	€ (411)	€ (391)	€ (407)
Restructuring and associated charges	(177)	(263)	(651)
Costs associated with country exit	(98)
Impairment and write-off of assets, net of reversals	(97)	(45)	(241)
Settlement of legal disputes		80
Gain on sale of fixed assets		53
Gain on defined benefit plan amendment			90
Other	€ (8)	€ (51)	€ 13